Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 5 – INVENTORIES

Inventories consisted of the following at September 30, 2018 and December 31, 2017:

	2018	2017

Finished goods	$3,831,692	$4,611,973
Spare parts	270,539	187,158
Reserve for inventory obsolescence	(196,733)	(172,562)

Inventories, net	$3,905,498	$4,626,569

During the nine months ended September 30, 2018 and 2017, the Company wrote off obsolete inventories of $0 and $48,692, respectively.

NOTE 6 – INVENTORIES

Inventories consisted of the following at December 31, 2017 and 2016:

	2017	2016

Finished goods	$4,611,973	$4,102,621
Spare parts	187,158	183,357
Reserves for inventory obsolescence	(172,562)	(121,862)

Inventories, net	$4,626,569	$4,164,116

The Company wrote off inventories of $83,500 and $326,984 for the years ended December 31, 2017 and 2016, respectively.